Other intangible assets (Details) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	[1]	£ 923
Intangible assets other than goodwill, ending balance		899	£ 923	[1]
Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance		923
Additions		173
Amortisation charge for the year		(138)
Intangible assets other than goodwill, ending balance		£ 899	923
US ERP System
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, Intangible assets other than goodwill, period		6 years
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, ending balance		£ 160
Gross carrying amount | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance		1,732	1,744
Exchange adjustments		(98)	105
Additions		173	234
Disposals		(18)	(43)
Disposal of UK Gas Distribution			(304)
Reclassifications		8	(4)
Intangible assets other than goodwill, ending balance		1,797	1,732
Accumulated depreciation/amortisation | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance		(809)	(857)
Exchange adjustments		43	(43)
Disposals		6	40
Disposal of UK Gas Distribution			215
Amortisation charge for the year		(138)	(164)
Intangible assets other than goodwill, ending balance		£ (898)	£ (809)
Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, Intangible assets other than goodwill, period		3 years
Top of range
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, Intangible assets other than goodwill, period		10 years

[1]	Comparative amounts have been represented to reflect the reclassification of commodity derivative contracts from trade and other receivables and payables, and from other non-current assets and liabilities to derivative financial assets and derivative financial liabilities (see note 16).